UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Bernstein Fund, Inc.

International Small Cap Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Industrials - 22.3%
Aerospace & Defense - 2.0%
Embraer SA	1,817,000	$10,157,848
Saab AB (a)	67,427	2,323,403
Saab AB-Class B	229,306	7,944,595
Senior PLC	896,970	2,168,260

		22,594,106

Air Freight & Logistics - 0.7%
Cia de Distribucion Integral Logista Holdings SA	105,620	2,642,815
Oesterreichische Post AG	73,617	2,529,727
Panalpina Welttransport Holding AG	20,050	2,674,578

		7,847,120

Airlines - 1.3%
Aeroflot PJSC (GDR) (b)	103,750	779,797
Air New Zealand Ltd.	4,356,884	9,076,822
Qantas Airways Ltd.	1,190,500	4,856,673

		14,713,292

Commercial Services & Supplies - 3.0%
Befesa SA (a)(b)	166,039	7,133,967
Biffa PLC (b)	2,334,460	5,826,033
Kokuyo Co., Ltd.	539,446	7,879,396
Rentokil Initial PLC	2,929,433	12,602,406

		33,441,802

Construction & Engineering - 2.9%
Aecon Group, Inc.	188,520	2,431,759
Burkhalter Holding AG	31,050	2,467,588
Daiho Corp.	78,500	2,524,986
FLSmidth & Co. A/S	147,906	6,671,269
Galliford Try PLC	224,440	1,783,157
Koninklijke Volkerwessels NV	132,710	2,100,492
Kyudenko Corp.	143,331	5,431,955
Maire Tecnimont SpA	619,440	2,284,084
Mirait Holdings Corp.	112,700	1,648,976
Morgan Sindall Group PLC	165,700	2,226,061
Yurtec Corp.	309,100	2,399,936

		31,970,263

Electrical Equipment - 1.0%
HEG Ltd.	44,500	2,355,234
TKH Group NV	196,053	9,117,515

		11,472,749

Industrial Conglomerates - 1.5%
Mytilineos Holdings SA	685,222	5,709,642
Rheinmetall AG	118,765	10,531,935

		16,241,577

Machinery - 4.5%
ATS Automation Tooling Systems, Inc. (a)	622,666	6,563,261
Biesse SpA	82,594	1,626,902

Company	Shares	U.S. $ Value
Bodycote PLC	593,472	$5,489,398
Deutz AG	1,003,833	5,913,536
Glory Ltd.	208,348	4,685,353
IHI Corp.	320,486	8,826,709
IMA Industria Macchine Automatiche SpA	36,873	2,301,894
Komax Holding AG	9,003	2,108,499
Makino Milling Machine Co., Ltd.	159,099	5,596,064
Nabtesco Corp.	210,607	4,559,830
Rational AG	4,801	2,728,189

		50,399,635

Professional Services - 2.5%
Amadeus Fire AG	24,400	2,282,019
Intertrust NV (b)	450,617	7,564,924
L&T Technology Services Ltd. (b)	184,102	4,479,935
NICE Information Service Co., Ltd. (a)	254,920	2,499,198
TeamLease Services Ltd. (a)	56,940	2,323,136
Teleperformance	57,640	9,220,653

		28,369,865

Road & Rail - 0.6%
Nobina AB (b)	400,520	2,701,514
Redde PLC	1,143,070	2,470,288
VRL Logistics Ltd.	498,624	2,085,277

		7,257,079

Trading Companies & Distributors - 1.9%
BOC Aviation Ltd. (b)	837,300	6,178,237
Daiichi Jitsugyo Co., Ltd.	46,200	1,476,122
Howden Joinery Group PLC	526,980	2,923,950
Inaba Denki Sangyo Co., Ltd.	63,800	2,384,040
SIG PLC	1,873,610	2,617,769
Sojitz Corp.	866,900	3,001,808
Yuasa Trading Co., Ltd.	77,300	2,208,771

		20,790,697

Transportation Infrastructure - 0.4%
Malaysia Airports Holdings Bhd	2,431,500	4,925,408

		250,023,593

Consumer Discretionary - 13.0%
Auto Components - 3.8%
Aisan Industry Co., Ltd.	162,400	1,091,015
Apollo Tyres Ltd.	2,333,280	7,849,501
Faurecia SA	102,581	3,870,514
GUD Holdings Ltd.	285,160	2,259,349
Hankook Tire Co., Ltd. (a)	263,448	9,468,797
Kasai Kogyo Co., Ltd.	203,000	1,512,939
NGK Spark Plug Co., Ltd.	411,194	8,139,551
Tianneng Power International Ltd.	1,834,000	1,529,266
Toyo Tire & Rubber Co., Ltd.	515,694	6,411,240

		42,132,172

Hotels, Restaurants & Leisure - 2.7%
888 Holdings PLC	954,580	2,129,238
Bloomberry Resorts Corp.	48,303,694	8,637,410

Company	Shares	U.S. $ Value
Collins Foods Ltd.	515,150	$2,242,945
Kindred Group PLC (SDR)	285,990	2,629,019
Recipe Unlimited Corp.	122,950	2,356,872
Round One Corp.	129,800	1,331,907
Sushiro Global Holdings Ltd.	201,420	10,999,280

		30,326,671

Household Durables - 0.4%
Dorel Industries, Inc.-Class B	179,520	2,319,611
Haseko Corp.	221,000	2,314,223

		4,633,834

Internet & Direct Marketing Retail - 0.2%
Moneysupermarket.com Group PLC	726,138	2,549,449

Leisure Products - 2.6%
Amer Sports Oyj (a)	332,130	14,601,412
Games Workshop Group PLC	63,080	2,441,200
Goodbaby International Holdings Ltd.	15,979,000	5,018,971
Spin Master Corp. (a)(b)	228,548	6,426,866

		28,488,449

Specialty Retail - 1.8%
EDION Corp.	936,291	9,217,199
Geo Holdings Corp.	153,700	2,333,539
Giordano International Ltd.	5,124,000	2,417,255
Kohnan Shoji Co., Ltd.	29,100	702,615
Senao International Co., Ltd.	1,251,000	1,424,074
Super Retail Group Ltd.	477,350	2,365,775
T-Gaia Corp.	111,500	2,104,651

		20,565,108

Textiles, Apparel & Luxury Goods - 1.5%
China Lilang Ltd.	2,001,000	1,681,467
Geox SpA	1,126,710	1,515,403
Handsome Co., Ltd. (a)	74,670	2,425,872
HUGO BOSS AG	147,617	9,099,742
LF Corp. (a)	112,380	2,498,076

		17,220,560

		145,916,243

Financials - 11.3%
Banks - 5.0%
77 Bank Ltd. (The)	181,774	3,141,929
Bank Pembangunan Daerah Jawa Timur Tbk PT	54,465,500	2,614,622
Israel Discount Bank Ltd.-Class A	2,811,447	8,675,141
Kiatnakin Bank PCL	1,197,700	2,438,949
Miyazaki Bank Ltd. (The)	90,600	2,395,733
Norwegian Finans Holding ASA (a)	1,229,873	9,533,804
Shikoku Bank Ltd. (The)	154,200	1,649,078
Spar Nord Bank A/S	292,770	2,350,439
SpareBank 1 Nord Norge	327,280	2,375,322
SpareBank 1 SMN	260,180	2,537,635
SpareBank 1 SR-Bank ASA	658,431	6,793,443
Tisco Financial Group PCL	1,056,100	2,538,078

Company	Shares	U.S. $ Value
TOMONY Holdings, Inc.	314,300	$1,154,897
Towa Bank Ltd. (The)	280,800	1,899,345
Unicaja Banco SA (b)	4,938,721	6,517,046

		56,615,461

Capital Markets - 2.7%
Alaris Royalty Corp.	181,490	2,258,655
Bolsa Mexicana de Valores SAB de CV	1,423,350	2,426,360
Burford Capital Ltd.	534,064	11,266,431
Euronext NV (b)	47,232	2,721,389
Intermediate Capital Group PLC	474,636	5,661,558
Kyokuto Securities Co., Ltd.	90,300	963,075
Man Group PLC	1,576,970	2,671,866
Warsaw Stock Exchange	245,850	2,409,393

		30,378,727

Consumer Finance - 0.4%
Jaccs Co., Ltd.	131,700	2,129,930
Sun Hung Kai & Co., Ltd.	4,673,000	2,208,085

		4,338,015

Insurance - 1.9%
ASR Nederland NV	240,323	9,509,329
Hastings Group Holdings PLC (b)	2,342,586	5,575,302
IDI Insurance Co., Ltd.	43,640	2,234,498
Saga PLC	1,871,630	2,470,286
Unipol Gruppo SpA	370,790	1,495,305

		21,284,720

Thrifts & Mortgage Finance - 1.3%
Aareal Bank AG	134,476	4,152,227
Charter Court Financial Services Group PLC (b)	855,800	2,727,006
Deutsche Pfandbriefbank AG (b)	225,840	2,258,204
Genworth MI Canada, Inc.	80,811	2,379,580
OneSavings Bank PLC	598,240	2,668,485

		14,185,502

		126,802,425

Consumer Staples - 10.5%
Beverages - 1.1%
Carlsberg Brewery Malaysia Bhd	531,600	2,530,144
Fevertree Drinks PLC	77,410	2,170,604
Royal Unibrew A/S	107,520	7,428,881

		12,129,629

Food & Staples Retailing - 1.5%
Arcs Co., Ltd.	106,600	2,373,815
Axfood AB	156,200	2,671,678
cocokara fine, Inc.	185,177	9,019,946
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	52,680	2,711,436

		16,776,875

Food Products - 5.8%
Astral Foods Ltd.	205,850	2,288,208

Company	Shares	U.S. $ Value
Bakkafrost P/F	47,160	$2,308,223
Costa Group Holdings Ltd.	225,940	1,181,656
Feed One Co., Ltd.	1,348,900	2,180,380
Greencore Group PLC	3,116,496	7,078,612
Health & Happiness H&H International Holdings Ltd. (a)	1,522,700	8,732,533
Morinaga Milk Industry Co., Ltd.	208,924	5,838,911
Nichirei Corp.	416,039	11,386,955
Samyang Foods Co., Ltd. (a)	71,623	3,347,520
Scandi Standard AB	389,450	2,719,970
Showa Sangyo Co., Ltd.	62,100	1,686,609
Uni-President China Holdings Ltd.	9,082,000	7,864,607
Yihai International Holding Ltd.	3,349,000	8,151,868

		64,766,052

Personal Products - 1.7%
TCI Co., Ltd.	1,100,921	18,525,496

Tobacco - 0.4%
Scandinavian Tobacco Group A/S (b)	419,316	5,053,383

		117,251,435

Information Technology - 10.1%
Communications Equipment - 0.2%
VTech Holdings Ltd.	287,800	2,387,107

Electronic Equipment, Instruments & Components - 1.6%
AT&S Austria Technologie & Systemtechnik AG	239,772	4,227,651
Chilisin Electronics Corp.	817,274	2,092,602
Electrocomponents PLC	434,640	2,807,500
Inficon Holding AG (a)	5,300	2,687,109
Kaga Electronics Co., Ltd.	56,100	1,001,716
Ryoyo Electro Corp.	171,800	2,411,149
Syncmold Enterprise Corp.	903,750	1,888,417
Test Research, Inc.	657,000	974,335

		18,090,479

IT Services - 3.6%
Altran Technologies SA	840,640	6,756,321
CANCOM SE	64,830	2,127,676
Computacenter PLC	93,660	1,201,443
Firstsource Solutions Ltd.	7,003,432	4,701,299
Global Dominion Access SA (a)(b)	482,210	2,373,872
NEC Networks & System Integration Corp.	117,200	2,607,709
NET One Systems Co., Ltd.	73,300	1,292,936
Nihon Unisys Ltd.	666,039	14,845,012
Softcat PLC	160,310	1,203,035
Tieto Oyj	96,430	2,604,350

		39,713,653

Semiconductors & Semiconductor Equipment - 3.3%
Advantest Corp.	141,600	2,897,224
ASPEED Technology, Inc.	69,000	1,326,388
BE Semiconductor Industries NV	60,174	1,268,478
Hua Hong Semiconductor Ltd. (b)	3,105,000	5,741,382
Koh Young Technology, Inc. (a)	30,850	2,283,920
Macronix International	5,236,007	3,107,787
Melexis NV	35,140	2,045,016

Company	Shares	U.S. $ Value
Realtek Semiconductor Corp.	1,486,000	$6,891,974
Siltronic AG	83,607	6,956,312
SUMCO Corp.	421,706	4,696,536

		37,215,017

Software - 0.5%
Enghouse Systems Ltd.	51,270	2,494,023
SimCorp A/S	44,080	3,023,061

		5,517,084

Technology Hardware, Storage & Peripherals - 0.9%
Aten International Co., Ltd.	995,000	2,816,881
Gigabyte Technology Co., Ltd.	1,293,000	1,686,500
Logitech International SA	76,770	2,425,055
Neopost SA	91,520	2,498,329
Roland DG Corp.	40,200	771,059

		10,197,824

		113,121,164

Materials - 8.2%
Chemicals - 1.3%
China General Plastics Corp.	1,374,627	985,231
Ercros SA	344,170	1,227,474
Huchems Fine Chemical Corp. (a)	41,234	888,000
Nantex Industry Co., Ltd.	2,734,597	2,473,863
Tosoh Corp.	537,200	6,968,072
Ube Industries Ltd.	121,200	2,451,069

		14,993,709

Construction Materials - 1.2%
Buzzi Unicem SpA	355,121	6,125,210
CSR Ltd.	1,125,750	2,228,631
Ibstock PLC (b)	1,777,587	4,507,349

		12,861,190

Containers & Packaging - 0.8%
BillerudKorsnas AB	708,932	8,468,205

Metals & Mining - 3.5%
Gerdau SA (Preference Shares)	1,531,571	5,837,234
Granges AB	253,232	2,299,391
Lundin Mining Corp.	1,218,043	5,032,056
Nippon Light Metal Holdings Co., Ltd.	525,700	1,066,482
Northern Star Resources Ltd.	457,860	2,988,709
OZ Minerals Ltd.	1,294,358	8,024,837
Sims Metal Management Ltd.	339,592	2,400,496
St Barbara Ltd.	872,540	2,890,152
Western Areas Ltd.	1,934,055	2,722,702
Yamato Kogyo Co., Ltd.	268,883	6,284,532

		39,546,591

Paper & Forest Products - 1.4%
Canfor Corp. (a)	131,020	1,586,405
Canfor Pulp Products, Inc.	176,440	2,094,999
Domtar Corp.	124,198	4,357,665
Ence Energia y Celulosa SA	311,300	1,956,237

Company	Shares	U.S. $ Value
Nippon Paper Industries Co., Ltd. (a)	81,000	$1,445,373
Norbord, Inc.	95,630	2,542,755
Western Forest Products, Inc.	1,576,350	2,182,319

		16,165,753

		92,035,448

Health Care - 6.3%
Biotechnology - 0.6%
BioGaia AB-Class B	67,530	2,418,723
Hugel, Inc. (a)	12,066	4,138,641

		6,557,364

Health Care Equipment & Supplies - 2.3%
Ansell Ltd.	531,954	8,263,749
Arjo AB-Class B	760,820	2,436,535
Getinge AB-Class B	874,879	7,911,211
Microport Scientific Corp.	748,000	736,668
St. Shine Optical Co., Ltd.	351,000	6,164,424

		25,512,587

Health Care Providers & Services - 0.9%
Attendo AB(b)	292,540	2,603,755
China Pioneer Pharma Holdings Ltd. (a)	7,325,000	954,154
Dr Lal PathLabs Ltd. (b)	172,890	2,251,509
Medical Facilities Corp.	211,020	2,324,744
Vital KSK Holdings, Inc.	245,200	2,519,523

		10,653,685

Pharmaceuticals - 2.5%
Boiron SA	43,150	2,419,587
China Shineway Pharmaceutical Group Ltd.	4,624,000	4,480,670
Chong Kun Dang Pharmaceutical Corp. (a)	14,406	1,317,480
DongKook Pharmaceutical Co., Ltd. (a)	45,975	2,385,451
Faes Farma SA	671,163	2,282,651
Galenica AG (a)(b)	59,720	2,630,640
Huons Co., Ltd.	27,141	1,739,086
Indivior PLC (a)	2,290,316	3,281,502
Samjin Pharmaceutical Co., Ltd. (a)	65,029	2,345,929
Tsumura & Co.	192,578	5,356,231

		28,239,227

		70,962,863

Real Estate - 6.1%
Equity Real Estate Investment Trusts (REITs) - 2.7%
AEON REIT Investment Corp.	1,473	1,695,614
Allied Properties Real Estate Investment Trust	130,695	4,242,897
Dream Global Real Estate Investment Trust	161,970	1,411,839
Frasers Logistics & Industrial Trust (b)	2,266,500	1,714,654
Green REIT PLC	1,000,980	1,548,278
Heiwa Real Estate REIT, Inc.	1,695	1,891,488
Inmobiliaria Colonial Socimi SA	566,384	5,279,819
Invincible Investment Corp.	3,958	1,632,445
Kenedix Residential Investment Corp.	1,079	1,645,084
Killam Apartment Real Estate Investment Trust	652,698	7,620,866

Company	Shares	U.S. $ Value
Mapletree North Asia Commercial Trust (b)	2,117,500	$1,771,689

		30,454,673

Real Estate Management & Development - 3.4%
ADO Properties SA (b)	159,839	8,315,669
CA Immobilien Anlagen AG	362,353	11,466,880
China Overseas Property Holdings Ltd.	7,860,000	2,295,832
Colliers International Group, Inc.	42,900	2,365,910
Dongwon Development Co., Ltd. (a)	693,495	2,486,009
Hung Sheng Construction Ltd.	972,600	809,202
Nexity SA	53,820	2,429,914
Origin Property PCL-Class F	2,453,700	498,157
Times China Holdings Ltd.	3,766,000	4,179,713
Watkin Jones PLC	971,830	2,545,517

		37,392,803

		67,847,476

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Aker BP ASA	242,693	6,119,023
Beach Energy Ltd.	5,972,183	5,642,582
Bonterra Energy Corp.	209,380	990,767
Esso Thailand PCL	3,086,100	966,562
Gran Tierra Energy, Inc. (a)	1,811,265	3,953,684
Itochu Enex Co., Ltd.	268,900	2,351,348
Motor Oil Hellas Corinth Refineries SA	485,124	11,682,529
Premier Oil PLC (a)	5,006,183	4,224,813
Saras SpA	1,368,060	2,654,338
Showa Shell Sekiyu KK	649,789	9,002,276
Whitehaven Coal Ltd.	881,690	2,686,901

		50,274,823

Communication Services - 3.6%
Entertainment - 1.9%
Capcom Co., Ltd.	32,700	648,360
Com2uSCorp	18,060	2,096,346
Entertainment One Ltd.	1,918,888	8,720,551
Soft-World International Corp.	505,000	1,092,092
Toei Animation Co., Ltd.	244,758	9,027,273

		21,584,622

Interactive Media & Services - 0.3%
Addcn Technology Co., Ltd.	119,000	929,839
Mixi, Inc.	112,900	2,369,307

		3,299,146

Media - 1.4%
APG SGA SA	7,660	2,576,443
IPSOS	85,991	2,023,178
Mediaset Espana Comunicacion SA	399,450	2,511,016
Megacable Holdings SAB de CV	1,478,990	6,622,124

Company	Shares	U.S. $ Value
Rightmove PLC	306,940	$1,691,575

		15,424,336

		40,308,104

Utilities - 2.2%
Electric Utilities - 0.9%
Contact Energy Ltd.	1,958,453	7,763,943
Genesis Energy Ltd.	1,254,620	2,199,949

		9,963,892

Gas Utilities - 0.6%
Cia de Gas de Sao Paulo-COMGAS-Class A (Preference Shares)	163,060	2,469,121
Shizuoka Gas Co., Ltd.	295,700	2,291,804
Superior Plus Corp.	297,140	2,106,882

		6,867,807

Multi-Utilities - 0.7%
Hera SpA	974,090	2,971,733
Iren SpA	1,149,080	2,759,617
Telecom Plus PLC	142,200	2,595,979

		8,327,329

		25,159,028

Total Common Stocks (cost $1,185,712,729)		1,099,702,602

RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA, expiring 12/28/18 (a) (cost $77,030)	671,163	78,898

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. -Government Money Market Portfolio-Class AB, 2.31% (c)(d)(e) (cost $11,362,620)	11,362,620	11,362,620

Total Investments - 99.1% (cost $1,197,152,379) (f)		1,111,144,120
Other assets less liabilities - 0.9%		9,784,425

Net Assets - 100.0%		$1,120,928,545

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	3,076	CNY	21,228	1/24/19	$16,422
Bank of America, NA	NOK	25,089	USD	2,941	3/15/19	30,243
Bank of America, NA	NZD	7,272	USD	5,010	3/15/19	122,620

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	3,305	JPY	371,724	3/15/19	$104,326
Bank of America, NA	USD	9,080	INR	655,159	3/18/19	264,269
Barclays Bank PLC	CNY	25,148	USD	3,623	1/24/19	(40,214)
Barclays Bank PLC	KRW	7,307,213	USD	6,511	2/20/19	(59,963)
Barclays Bank PLC	TWD	87,236	USD	2,849	3/14/19	(21,996)
Barclays Bank PLC	EUR	38,894	USD	44,753	3/15/19	(77,428)
Barclays Bank PLC	NOK	36,018	USD	4,254	3/15/19	75,162
Barclays Bank PLC	SEK	8,151	USD	908	3/15/19	(16,879)
Barclays Bank PLC	USD	8,847	CAD	11,772	3/15/19	(209,775)
Barclays Bank PLC	USD	3,769	EUR	3,296	3/15/19	30,227
Barclays Bank PLC	USD	25,255	GBP	19,921	3/15/19	224,518
Barclays Bank PLC	USD	13,781	GBP	10,757	3/15/19	(22,864)
Barclays Bank PLC	USD	8,792	JPY	985,213	3/15/19	244,827
Barclays Bank PLC	USD	2,333	TRY	13,002	3/15/19	31,748
Barclays Bank PLC	USD	7,173	ZAR	103,968	3/15/19	(7,924)
Citibank, NA	BRL	17,678	USD	4,562	1/03/19	1,118
Citibank, NA	BRL	17,678	USD	4,527	1/03/19	(33,875)
Citibank, NA	USD	4,494	BRL	17,678	1/03/19	66,851
Citibank, NA	USD	4,562	BRL	17,678	1/03/19	(1,118)
Citibank, NA	CNY	157,531	USD	22,635	1/24/19	(310,604)
Citibank, NA	USD	2,285	RUB	152,291	1/24/19	(103,994)
Citibank, NA	USD	3,681	CLP	2,508,873	1/25/19	(63,963)
Citibank, NA	IDR	37,870,321	USD	2,487	1/29/19	(133,189)
Citibank, NA	BRL	17,678	USD	4,486	2/04/19	(66,498)
Citibank, NA	USD	6,776	KRW	7,608,016	2/20/19	65,198
Citibank, NA	TWD	302,055	USD	9,894	3/14/19	(45,469)
Citibank, NA	JPY	530,143	USD	4,808	3/15/19	(54,798)
Citibank, NA	USD	4,200	ZAR	60,104	3/15/19	(57,842)
Credit Suisse International	JPY	335,388	USD	2,976	3/15/19	(100,414)
Credit Suisse International	USD	4,255	JPY	467,165	3/15/19	29,790
Natwest Markets PLC	USD	2,315	CNY	16,176	1/24/19	40,711
Natwest Markets PLC	USD	2,592	IDR	37,870,321	1/29/19	28,484
Natwest Markets PLC	USD	6,012	AUD	8,312	3/15/19	(150,252)
Natwest Markets PLC	USD	2,461	SGD	3,375	3/15/19	18,820
State Street Bank & Trust Co.	MYR	16,803	USD	4,018	2/26/19	(52,603)
State Street Bank & Trust Co.	USD	6,113	MYR	25,636	2/26/19	97,177
State Street Bank & Trust Co.	EUR	9,802	USD	11,231	3/15/19	(66,629)
State Street Bank & Trust Co.	USD	12,135	CHF	11,898	3/15/19	50,502
State Street Bank & Trust Co.	USD	12,195	JPY	1,357,533	3/15/19	257,571

						$102,293

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $97,854,122 or 8.7% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,520,390 and gross unrealized depreciation of investments was $(178,426,356), resulting in net unrealized depreciation of $(85,905,966).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
SDR	-	Swedish Depositary Receipt

COUNTRY BREAKDOWN1

December 31, 2018 (unaudited)

21.0%	Japan
8.4%	United Kingdom
6.2%	Canada
5.2%	China
4.9%	Germany
4.8%	Taiwan
4.4%	Australia
4.0%	Sweden
3.6%	South Korea
2.9%	Netherlands
2.9%	Spain
2.6%	France
2.5%	Norway
2.3%	India
23.3%	Other
1.0%	Short-Term

100.0%	Total Investments

[1]

All data are as of December 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Austria, Belgium, Brazil, Chile, Denmark, Faroe Islands, Finland, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Malaysia, Malta, Mexico, New Zealand, Philippines, Poland, Russia, Singapore, South Africa, Switzerland, Thailand and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$27,284,281		$222,739,312		$	– 0	–	$250,023,593
Consumer Discretionary	15,658,459		130,257,784			– 0	–	145,916,243
Financials	9,791,601		117,010,824			– 0	–	126,802,425
Consumer Staples	12,086,790		105,164,645			– 0	–	117,251,435
Information Technology	2,494,023		110,627,141			– 0	–	113,121,164
Materials	17,796,199		74,239,249			– 0	–	92,035,448
Health Care	3,278,898		67,683,965			– 0	–	70,962,863
Real Estate	31,202,187		36,645,289			– 0	–	67,847,476
Energy	4,944,451		45,330,372			– 0	–	50,274,823
Communication Services	6,622,124		33,685,980			– 0	–	40,308,104
Utilities	2,106,882		23,052,146			– 0	–	25,159,028
Rights	78,898		– 0	–		– 0	–	78,898
Short-Term Investments	11,362,620		– 0	–		– 0	–	11,362,620

Total Investments in Securities	144,707,413		966,436,707	(a)		– 0	–	1,111,144,120
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,800,584			– 0	–	1,800,584
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,698,291)			– 0	–	(1,698,291)

Total (c)(d)	$144,707,413		$966,539,000			$–0	–	$1,111,246,413

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $63,762,212 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/2018 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$49,415	$45,357	$83,409	$11,363	$193

Bernstein Fund, Inc.

International Strategic Equities Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 16.9%
Banks - 9.2%
Bank Hapoalim BM	4,581,150	$28,971,873
Credicorp Ltd.	336,460	74,583,088
DBS Group Holdings Ltd.	2,292,800	39,871,436
DNB ASA	2,465,090	39,568,764
Hana Financial Group, Inc.	1,177,700	38,302,132
HDFC Bank Ltd.	709,840	21,572,263
Jyske Bank A/S	824,600	29,854,398
KB Financial Group, Inc.	532,470	22,212,949
Mitsubishi UFJ Financial Group, Inc.	8,790,700	43,141,699

		338,078,602

Capital Markets - 1.0%
Partners Group Holding AG	60,600	36,865,785

Consumer Finance - 0.5%
Bharat Financial Inclusion Ltd. (a)	1,172,700	17,003,885

Diversified Financial Services - 2.0%
Fubon Financial Holding Co., Ltd.	24,118,000	37,004,164
ORIX Corp.	2,443,600	35,705,682

		72,709,846

Insurance - 2.6%
ASR Nederland NV	1,298,120	51,365,249
NN Group NV	1,097,810	43,647,358

		95,012,607

Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp., Ltd.	1,523,700	42,856,100
Indiabulls Housing Finance Ltd.	1,154,140	14,083,816

		56,939,916

		616,610,641

Consumer Discretionary - 12.4%
Automobiles - 3.5%
Honda Motor Co., Ltd.	1,085,100	28,587,024
Peugeot SA	2,616,850	55,811,621
Subaru Corp.	2,115,200	45,187,771

		129,586,416

Household Durables - 2.6%
Auto Trader Group PLC (b)	5,762,500	33,442,030
Nikon Corp.	4,167,100	62,069,414

		95,511,444

Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	505,030	69,224,462
Ctrip.com International Ltd. (ADR) (a)	881,520	23,853,931

		93,078,393

Multiline Retail - 1.5%
Marks & Spencer Group PLC	8,653,360	27,140,355

Company	Shares	U.S. $ Value
Wesfarmers Ltd.	1,150,010	$26,126,688

		53,267,043

Textiles, Apparel & Luxury Goods - 2.2%
EssilorLuxottica SA	441,000	55,900,219
Hermes International	11,890	6,605,615
Moncler SpA	547,500	18,219,504

		80,725,338

		452,168,634

Information Technology - 11.7%
Communications Equipment - 2.3%
Nokia Oyj	14,610,080	84,813,209

IT Services - 3.2%
Amadeus IT Group SA-Class A	236,590	16,461,351
Capgemini SE	733,580	72,965,531
Otsuka Corp.	959,300	26,401,320

		115,828,202

Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,544,000	54,778,713

Software - 3.7%
Check Point Software Technologies Ltd. (a)	436,490	44,805,699
Constellation Software, Inc./Canada	65,730	42,073,555
Nice Ltd. (a)	203,640	22,062,629
Oracle Corp. Japan	407,300	25,854,526

		134,796,409

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co., Ltd.	1,051,880	36,617,717

		426,834,250

Industrials - 11.0%
Aerospace & Defense - 1.4%
Airbus SE	168,750	16,088,580
BAE Systems PLC	2,834,690	16,579,685
Leonardo SpA	1,992,800	17,557,000

		50,225,265

Airlines - 3.4%
Japan Airlines Co., Ltd.	2,253,200	79,855,801
Qantas Airways Ltd.	11,221,962	45,780,254

		125,636,055

Construction & Engineering - 0.5%
Taisei Corp.	439,600	18,827,364

Industrial Conglomerates - 1.0%
Siemens AG	326,880	36,480,316

Machinery - 0.9%
IHI Corp.	1,131,800	31,171,625

Professional Services - 2.8%
Intertek Group PLC	318,090	19,468,003

Company	Shares	U.S. $ Value
RELX PLC (a)	1,501,920	$30,902,371
Teleperformance	335,700	53,701,824

		104,072,198

Trading Companies & Distributors - 1.0%
BOC Aviation Ltd. (b)	4,991,400	36,830,352

		403,243,175

Energy - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
China Petroleum & Chemical Corp.-Class H	46,672,000	33,268,240
JXTG Holdings, Inc.	8,307,100	43,143,135
LUKOIL PJSC (Sponsored ADR)	327,850	23,388,819
LUKOIL PJSC (Sponsored ADR) (London)	331,570	23,745,275
Repsol SA	5,629,717	90,509,225
Royal Dutch Shell PLC-Class B	2,328,530	69,617,188
Tatneft PJSC (Sponsored ADR)	420,705	26,714,768
Tatneft PJSC (Sponsored ADR) (London)	328,085	20,661,873
TOTAL SA	1,070,910	56,485,264

		387,533,787

Health Care - 10.0%
Health Care Equipment & Supplies - 1.7%
Cochlear Ltd.	503,290	61,667,412

Health Care Providers & Services - 0.5%
Sonic Healthcare Ltd.	1,246,502	19,445,577

Pharmaceuticals - 7.8%
Astellas Pharma, Inc.	5,150,700	65,808,544
H Lundbeck A/S	611,576	26,917,216
Novo Nordisk A/S-Class B	1,547,040	71,051,013
Roche Holding AG	435,590	108,139,067
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	884,270	13,635,443

		285,551,283

		366,664,272

Consumer Staples - 9.5%
Beverages - 1.1%
Pernod Ricard SA	249,380	40,928,350

Food & Staples Retailing - 0.3%
Coles Group Ltd. (a)	1,150,010	9,509,510

Food Products - 3.6%
Nestle SA	450,120	36,532,975
Orkla ASA	7,144,270	55,938,918
Salmar ASA	781,950	38,783,741

		131,255,634

Household Products - 3.4%
Reckitt Benckiser Group PLC	931,040	71,295,607
Unicharm Corp.	1,700,100	54,984,538

		126,280,145

Personal Products - 0.6%
TCI Co., Ltd.	1,241,000	20,882,643

Company	Shares	U.S. $ Value
Tobacco - 0.5%
ITC Ltd.	4,924,730	$19,853,336

		348,709,618

Materials - 6.0%
Chemicals - 2.7%
Covestro AG (b)	199,370	9,873,695
Formosa Chemicals & Fibre Corp.	9,425,000	32,243,320
Tosoh Corp.	4,318,700	56,018,263

		98,135,278

Construction Materials - 2.3%
Anhui Conch Cement Co., Ltd.-Class H	3,795,000	18,351,752
CRH PLC (London)	1,466,190	38,812,798
Huaxin Cement Co., Ltd.	11,229,708	27,448,200

		84,612,750

Metals & Mining - 1.0%
POSCO	82,290	17,999,422
Rio Tinto Ltd.	341,980	18,927,224

		36,926,646

		219,674,674

Communication Services - 4.8%
Diversified Telecommunication Services - 3.2%
China Telecom Corp., Ltd.-Class H	22,462,000	11,508,783
China Unicom Hong Kong Ltd.	21,018,000	22,392,723
Nippon Telegraph & Telephone Corp.	2,008,500	81,945,406

		115,846,912

Entertainment - 0.1%
CTS Eventim AG & Co. KGaA	140,767	5,256,768

Interactive Media & Services - 1.5%
Tencent Holdings Ltd.	1,401,800	56,184,596

		177,288,276

Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
H&R Real Estate Investment Trust	1,306,570	19,763,163
Merlin Properties Socimi SA	1,517,600	18,747,445

		38,510,608

Real Estate Management & Development - 2.5%
CK Asset Holdings Ltd.	8,505,500	62,231,124
Wharf Real Estate Investment Co., Ltd.	4,684,000	28,014,606

		90,245,730

		128,756,338

Utilities - 2.0%
Electric Utilities - 2.0%
Centrais Eletricas Brasileiras SA (a)	2,941,700	18,329,383
EDP-Energias de Portugal SA	13,452,000	47,058,920
Transmissora Alianca de Energia Eletrica SA	1,582,300	9,620,188

Company	Shares	U.S. $ Value
		$75,008,491

Total Common Stocks (cost $3,841,163,214)		3,602,492,156

RIGHTS - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA, expiring 1/09/19(a) (cost $2,628,378)	5,629,717	2,580,099

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (c) (d) (e) (cost $37,517,670)	37,517,670	37,517,670

Total Investments - 99.5%
(cost $3,881,309,262) (f)		3,642,589,925
Other assets less liabilities - 0.5%		16,627,754

Net Assets - 100.0%		$3,659,217,679

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	GBP	8,095	USD	10,266	1/17/19	$(58,719)
Australia and New Zealand Banking Group Ltd.	USD	23,428	THB	767,795	1/17/19	155,546
Bank of America, NA	BRL	45,880	USD	11,880	1/03/19	42,146
Bank of America, NA	USD	11,841	BRL	45,880	1/03/19	(2,902)
Bank of America, NA	AUD	6,204	USD	4,482	1/17/19	110,774
Bank of America, NA	CAD	16,706	USD	12,349	1/17/19	107,174
Bank of America, NA	GBP	5,070	USD	6,446	1/17/19	(20,675)
Bank of America, NA	ILS	383,909	USD	103,168	1/17/19	383,561
Bank of America, NA	JPY	12,674,059	USD	113,279	1/17/19	(2,447,639)
Bank of America, NA	SGD	57,761	USD	42,182	1/17/19	(210,531)
Bank of America, NA	USD	22,819	EUR	20,042	1/17/19	170,956
Bank of America, NA	USD	11,110	JPY	1,244,102	1/17/19	249,399
Bank of America, NA	USD	17,735	CNY	123,869	1/24/19	307,940
Bank of America, NA	TWD	134,227	USD	4,395	3/14/19	(21,645)
Barclays Bank PLC	SEK	64,015	USD	7,093	1/17/19	(138,312)
Barclays Bank PLC	USD	7,411	GBP	5,852	1/17/19	52,716
Barclays Bank PLC	USD	7,519	ILS	28,350	1/17/19	71,289
Barclays Bank PLC	USD	19,879	NOK	171,136	1/17/19	(73,571)
Barclays Bank PLC	CNY	182,337	USD	26,281	1/24/19	(277,866)
Barclays Bank PLC	USD	21,610	IDR	317,241,975	1/29/19	342,150
Barclays Bank PLC	KRW	12,888,271	USD	11,472	2/20/19	(118,110)
Citibank, NA	MXN	86,982	USD	4,357	1/17/19	(60,397)
Citibank, NA	USD	195,521	CAD	260,612	1/17/19	(4,548,896)
Citibank, NA	USD	29,778	GBP	23,621	1/17/19	349,872
Citibank, NA	USD	15,030	CNY	104,768	1/24/19	230,491
Citibank, NA	USD	8,325	CLP	5,673,784	1/25/19	(144,652)
Citibank, NA	KRW	13,279,172	USD	11,813	2/20/19	(128,001)
Citibank, NA	USD	63,169	KRW	71,081,423	2/20/19	749,797
Morgan Stanley & Co., Inc.	BRL	209,678	USD	54,113	1/03/19	13,264
Morgan Stanley & Co., Inc.	BRL	163,798	USD	41,668	1/03/19	(593,994)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	53,813	BRL	209,678	1/03/19	$286,717
Morgan Stanley & Co., Inc.	USD	42,273	BRL	163,798	1/03/19	(10,362)
Morgan Stanley & Co., Inc.	USD	7,898	GBP	6,246	1/17/19	68,243
Morgan Stanley & Co., Inc.	USD	8,556	JPY	964,036	1/17/19	246,988
Morgan Stanley & Co., Inc.	RUB	4,182,277	USD	62,785	1/24/19	2,882,763
Morgan Stanley & Co., Inc.	PEN	232,836	USD	69,348	1/25/19	283,868
Morgan Stanley & Co., Inc.	USD	41,594	BRL	163,798	2/04/19	592,397
Natwest Markets PLC	AUD	8,792	USD	6,280	1/17/19	85,372
Natwest Markets PLC	CAD	8,983	USD	6,710	1/17/19	127,345
Natwest Markets PLC	CHF	7,245	USD	7,339	1/17/19	(40,570)
Natwest Markets PLC	EUR	14,001	USD	15,967	1/17/19	(93,564)
Natwest Markets PLC	USD	5,266	JPY	595,706	1/17/19	173,584
Natwest Markets PLC	USD	28,890	MXN	588,407	1/17/19	992,532
State Street Bank & Trust Co.	EUR	156,677	USD	179,407	1/17/19	(314,084)
State Street Bank & Trust Co.	JPY	1,083,529	USD	9,719	1/17/19	(174,284)
State Street Bank & Trust Co.	USD	41,163	CHF	40,585	1/17/19	178,225
State Street Bank & Trust Co.	USD	29,233	EUR	25,704	1/17/19	251,384
State Street Bank & Trust Co.	USD	138,344	GBP	108,541	1/17/19	97,728
State Street Bank & Trust Co.	USD	4,548	JPY	514,500	1/17/19	150,018
State Street Bank & Trust Co.	USD	12,503	PLN	46,926	1/17/19	39,262
State Street Bank & Trust Co.	USD	72,712	SEK	654,885	1/17/19	1,264,705
State Street Bank & Trust Co.	CNY	80,777	USD	11,709	1/24/19	(56,636)
State Street Bank & Trust Co.	USD	23,853	CNY	164,730	1/24/19	141,808
State Street Bank & Trust Co.	KRW	29,112,456	USD	25,852	2/20/19	(327,010)
State Street Bank & Trust Co.	USD	23,396	MYR	98,115	2/26/19	371,919
State Street Bank & Trust Co.	TWD	255,995	USD	8,397	3/14/19	(26,158)
UBS AG	NOK	1,076,191	USD	127,253	1/17/19	2,707,292
UBS AG	USD	6,885	NOK	60,255	1/17/19	88,261
UBS AG	USD	58,153	ZAR	827,953	1/17/19	(699,309)
UBS AG	INR	1,703,878	USD	23,435	3/18/19	(865,922)

						$2,913,677

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $80,146,077 or 2.2% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,345,167 and gross unrealized depreciation of investments was $(364,150,827), resulting in net unrealized depreciation of $(235,805,660).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN 1

19.2%	Japan
9.8%	France
8.2%	China
7.4%	United Kingdom
5.0%	Switzerland
5.0%	Australia
4.0%	Taiwan
3.7%	Norway
3.5%	Spain
3.5%	Denmark
3.2%	India
3.2%	South Korea
3.0%	Israel
20.3%	Other
1.0%	Short-Term

100.0%	Total Investments

[1]

All data are as of December 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Brazil, Canada, Finland, Germany, Hong Kong, Ireland, Italy, Netherlands, Peru, Portugal, Russia and Singapore.

Bernstein Fund, Inc.—International Strategic Equities Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$96,155,351		$520,455,290		$	– 0	–	$616,610,641
Consumer Discretionary	93,078,393		359,090,241			– 0	–	452,168,634
Information Technology	86,879,254		339,954,996			– 0	–	426,834,250
Industrials	– 0	–	403,243,175			– 0	–	403,243,175
Energy	50,103,587		337,430,200			– 0	–	387,533,787
Health Care	13,635,443		353,028,829			– 0	–	366,664,272
Consumer Staples	9,509,510		339,200,108			– 0	–	348,709,618
Materials	– 0	–	219,674,674			– 0	–	219,674,674
Communication Services	– 0	–	177,288,276			– 0	–	177,288,276
Real Estate	19,763,163		108,993,175			– 0	–	128,756,338
Utilities	– 0	–	75,008,491			– 0	–	75,008,491
Rights	2,580,099		– 0	–		– 0	–	2,580,099
Short-Term Investments	37,517,670		– 0	–		– 0	–	37,517,670
Total Investments in Securities	409,222,470		3,233,367,455	(a)		– 0	–	3,642,589,925
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	14,367,486			– 0	–	14,367,486
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(11,453,809)			– 0	–	(11,453,809)

Total (c) (d)	$409,222,470		$3,236,281,132		$	– 0	–	$3,645,503,602

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $79,850,880 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	9/30/18	at Cost	Proceeds	12/31/18	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$58,802	$287,009	$308,293	$37,518	$385

Bernstein Fund, Inc.

Small Cap Core Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 16.5%
Banks - 8.0%
1st Source Corp.	33,890	$1,367,123
Bank of NT Butterfield & Son Ltd. (The)	94,530	2,963,515
Cathay General Bancorp	128,440	4,306,593
Community Trust Bancorp, Inc.	49,860	1,974,955
Eagle Bancorp, Inc. (a)	61,950	3,017,584
Enterprise Financial Services Corp.	28,660	1,078,476
FCB Financial Holdings, Inc.-Class A (a)	78,160	2,624,613
Fidelity Southern Corp.	36,510	949,990
First BanCorp/Puerto Rico	167,172	1,437,679
First Citizens BancShares, Inc./NC-Class A	5,410	2,039,840
First Financial Corp./IN	49,810	1,999,871
Great Southern Bancorp, Inc.	50,490	2,324,055
Great Western Bancorp, Inc.	113,250	3,539,062
Guaranty Bancorp	34,300	711,725
Hancock Whitney Corp.	106,620	3,694,383
Hanmi Financial Corp.	76,690	1,510,793
Hilltop Holdings, Inc.	196,243	3,499,013
Home BancShares, Inc./AR	123,714	2,021,487
International Bancshares Corp.	105,680	3,635,392
Northeast Bancorp	69,387	1,160,845
Republic Bancorp, Inc./KY-Class A	62,300	2,412,256
S&T Bancorp, Inc.	50,160	1,898,054
State Bank Financial Corp.	63,170	1,363,840
Synovus Financial Corp.	70,930	2,269,051
TCF Financial Corp.	145,800	2,841,642
Texas Capital Bancshares, Inc. (a)	45,500	2,324,595
Umpqua Holdings Corp.	159,300	2,532,870
Western Alliance Bancorp (a)	73,140	2,888,299
Wintrust Financial Corp.	41,720	2,773,963

		67,161,564

Capital Markets - 1.0%
Blucora, Inc. (a)	39,210	1,044,554
Evercore, Inc.-Class A	24,710	1,768,248
Houlihan Lokey, Inc.	62,540	2,301,472
Stifel Financial Corp.	30,140	1,248,399
Waddell & Reed Financial, Inc.-Class A	95,900	1,733,872

		8,096,545

Consumer Finance - 0.9%
Green Dot Corp.-Class A (a)	58,290	4,635,221
Nelnet, Inc.-Class A	56,790	2,972,388

		7,607,609

Diversified Financial Services - 0.1%
FGL Holdings (a)	164,510	1,095,637

Insurance - 3.8%
Ambac Financial Group, Inc. (a)	102,920	1,774,341
American Equity Investment Life Holding Co.	121,884	3,405,439
Argo Group International Holdings Ltd.	14,400	968,400
Assured Guaranty Ltd.	114,740	4,392,247
CNO Financial Group, Inc.	218,870	3,256,785
Employers Holdings, Inc.	52,246	2,192,765

Company	Shares	U.S. $ Value
First American Financial Corp.	72,909	$3,254,658
Genworth Financial, Inc.-Class A (a)	458,730	2,137,682
Heritage Insurance Holdings, Inc.	73,200	1,077,504
National Western Life Group, Inc.-Class A	8,070	2,426,649
Primerica, Inc.	24,270	2,371,422
Third Point Reinsurance Ltd. (a)	105,660	1,018,562
Universal Insurance Holdings, Inc.	93,240	3,535,661

		31,812,115

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AG Mortgage Investment Trust, Inc.	100,900	1,607,337
PennyMac Mortgage Investment Trust	55,170	1,027,265

		2,634,602

Thrifts & Mortgage Finance - 2.4%
Axos Financial, Inc. (a)	63,440	1,597,419
BankUnited, Inc.	76,150	2,279,931
Essent Group Ltd. (a)	132,860	4,541,155
Federal Agricultural Mortgage Corp. - Class C	11,530	696,873
MGIC Investment Corp. (a)	551,040	5,763,878
NMI Holdings, Inc. - Class A (a)	93,310	1,665,584
Walker & Dunlop, Inc.	75,450	3,263,213

		19,808,053

		138,216,125

Health Care - 16.1%
Biotechnology - 5.3%
Adamas Pharmaceuticals, Inc. (a)	40,320	344,333
Aimmune Therapeutics, Inc. (a)	58,760	1,405,539
Allogene Therapeutics, Inc. (a)	43,841	1,180,638
Array BioPharma, Inc. (a)	148,120	2,110,710
Ascendis Pharma A/S (Sponsored ADR) (a)	14,200	889,630
BeiGene Ltd. (Sponsored ADR) (a)	7,200	1,009,872
Biohaven Pharmaceutical Holding Co., Ltd. (a)	27,110	1,002,528
Blueprint Medicines Corp. (a)	33,500	1,805,985
Cara Therapeutics, Inc. (a)	82,190	1,068,470
CytomX Therapeutics, Inc. (a)	44,670	674,517
Deciphera Pharmaceuticals, Inc. (a)	43,470	912,435
Eagle Pharmaceuticals, Inc./DE (a)	23,160	933,116
Emergent BioSolutions, Inc.(a)	40,120	2,378,314
Enanta Pharmaceuticals, Inc. (a)	22,260	1,576,676
Exact Sciences Corp. (a)	27,720	1,749,132
Genomic Health, Inc. (a)	28,641	1,844,767
Halozyme Therapeutics, Inc. (a)	127,176	1,860,585
Ligand Pharmaceuticals, Inc. (a)	16,200	2,198,340
Loxo Oncology, Inc. (a)	19,963	2,796,217
Madrigal Pharmaceuticals, Inc. (a)	11,390	1,283,881
Myriad Genetics, Inc. (a)	69,210	2,011,935
Neurocrine Biosciences, Inc. (a)	14,340	1,024,019
OPKO Health, Inc.(a)	288,740	869,107
PDL BioPharma, Inc. (a)	163,434	473,959

Company	Shares	U.S. $ Value
Pieris Pharmaceuticals, Inc. (a)	198,690	$528,515
REGENXBIO, Inc. (a)	36,130	1,515,654
Repligen Corp. (a)	36,211	1,909,768
Retrophin, Inc. (a)	59,190	1,339,470
Rubius Therapeutics, Inc. (a)	55,460	891,797
Sarepta Therapeutics, Inc. (a)	7,090	773,732
Ultragenyx Pharmaceutical, Inc. (a)	35,380	1,538,322
Vanda Pharmaceuticals, Inc. (a)	87,310	2,281,410

		44,183,373

Health Care Equipment & Supplies - 4.3%
AngioDynamics, Inc. (a)	36,070	726,089
Atrion Corp.	2,470	1,830,468
Avanos Medical, Inc. (a)	21,659	970,107
Cantel Medical Corp.	10,420	775,769
CONMED Corp.	20,990	1,347,558
Globus Medical, Inc.-Class A (a)	91,500	3,960,120
Haemonetics Corp. (a)	44,150	4,417,207
ICU Medical, Inc. (a)	6,310	1,448,965
Inogen, Inc. (a)	13,217	1,641,155
Integer Holdings Corp. (a)	38,250	2,916,945
iRhythm Technologies, Inc. (a)	13,404	931,310
LivaNova PLC (a)	27,230	2,490,728
Masimo Corp. (a)	21,620	2,321,339
Merit Medical Systems, Inc. (a)	36,550	2,039,856
Neogen Corp. (a)	34,230	1,951,110
Orthofix Medical, Inc. (a)	56,850	2,984,056
Penumbra, Inc. (a)	11,980	1,463,956
Surmodics, Inc. (a)	16,347	772,559
Tactile Systems Technology, Inc. (a)	24,990	1,138,295

		36,127,592

Health Care Providers & Services - 2.5%
Addus HomeCare Corp. (a)	48,040	3,260,955
Amedisys, Inc. (a)	35,650	4,174,971
AMN Healthcare Services, Inc. (a)	72,730	4,120,882
Chemed Corp.	8,700	2,464,536
LHC Group, Inc. (a)	22,700	2,131,076
Molina Healthcare, Inc. (a)	7,130	828,649
RadNet, Inc. (a)	132,140	1,343,864
Tivity Health, Inc. (a)	27,960	693,688
WellCare Health Plans, Inc. (a)	7,450	1,758,870

		20,777,491

Health Care Technology - 0.8%
HealthStream, Inc.	53,000	1,279,950
HMS Holdings Corp. (a)	85,810	2,413,835
Medidata Solutions, Inc. (a)	17,540	1,182,547
Teladoc Health, Inc. (a)	19,100	946,787

Company	Shares	U.S. $ Value
Vocera Communications, Inc. (a)	20,744	$816,276

		6,639,395

Life Sciences Tools & Services - 0.6%
ICON PLC (a)	13,540	1,749,503
Medpace Holdings, Inc. (a)	40,935	2,166,690
PRA Health Sciences, Inc. (a)	18,070	1,661,717

		5,577,910

Pharmaceuticals - 2.6%
Aerie Pharmaceuticals, Inc. (a)	36,760	1,327,036
Amphastar Pharmaceuticals, Inc. (a)	78,500	1,562,150
Catalent, Inc. (a)	46,330	1,444,569
Collegium Pharmaceutical, Inc. (a)	60,850	1,044,795
Corcept Therapeutics, Inc. (a)	93,870	1,254,103
Endo International PLC (a)	168,900	1,232,970
GW Pharmaceuticals PLC (Sponsored ADR) (a)	8,250	803,468
Horizon Pharma PLC (a)	154,510	3,019,125
Innoviva, Inc. (a)	105,370	1,838,707
Intersect ENT, Inc. (a)	42,256	1,190,774
Mallinckrodt PLC (a)	69,170	1,092,886
MyoKardia, Inc. (a)	27,060	1,322,152
Phibro Animal Health Corp.-Class A	40,670	1,307,947
Revance Therapeutics, Inc. (a)	63,360	1,275,437
Supernus Pharmaceuticals, Inc. (a)	57,920	1,924,102

		21,640,221

		134,945,982

Information Technology - 15.7%
Communications Equipment - 1.4%
Ciena Corp. (a)	120,150	4,074,286
Comtech Telecommunications Corp.	64,130	1,560,924
InterDigital, Inc.	50,630	3,363,351
Ubiquiti Networks, Inc.	22,470	2,233,743

		11,232,304

Electronic Equipment, Instruments & Components - 3.3%
Anixter International, Inc. (a)	46,540	2,527,587
ePlus, Inc. (a)	23,740	1,689,576
Fabrinet (a)	47,630	2,443,895
Insight Enterprises, Inc. (a)	62,440	2,544,430
Jabil, Inc.	117,260	2,906,876
Littelfuse, Inc.	8,800	1,509,024
OSI Systems, Inc. (a)	32,360	2,371,988
PC Connection, Inc.	67,895	2,018,518
Sanmina Corp. (a)	109,520	2,635,051
SYNNEX Corp.	31,090	2,513,316
Tech Data Corp. (a)	37,470	3,065,421
TTM Technologies, Inc. (a)	169,580	1,650,013

		27,875,695

Company	Shares	U.S. $ Value
IT Services - 4.0%
Booz Allen Hamilton Holding Corp.	53,490	$2,410,794
CACI International, Inc.-Class A (a)	29,200	4,205,676
EVERTEC, Inc.	128,150	3,677,905
Genpact Ltd.	41,160	1,110,908
Luxoft Holding, Inc. (a)	83,927	2,553,059
ManTech International Corp./VA-Class A	47,690	2,493,949
MAXIMUS, Inc.	69,390	4,516,595
Perficient, Inc. (a)	127,920	2,847,499
Perspecta, Inc.	221,660	3,816,985
Science Applications International Corp.	39,953	2,545,006
Unisys Corp. (a)	146,477	1,703,528
WNS Holdings Ltd. (ADR) (a)	40,990	1,691,248

		33,573,152

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	19,390	832,413
Cabot Microelectronics Corp.	19,636	1,872,293
Cirrus Logic, Inc. (a)	86,840	2,881,351
Cree, Inc. (a)	82,040	3,509,261
Cypress Semiconductor Corp.	92,020	1,170,494
Kulicke & Soffa Industries, Inc.	167,630	3,397,860
MKS Instruments, Inc.	26,310	1,699,889
Monolithic Power Systems, Inc.	8,460	983,475
Semtech Corp. (a)	36,540	1,676,090
Silicon Laboratories, Inc. (a)	22,280	1,755,887
Xperi Corp.	26,647	490,038

		20,269,051

Software - 4.5%
Appfolio, Inc.-Class A (a)	31,080	1,840,558
Aspen Technology, Inc. (a)	50,797	4,174,498
Bottomline Technologies DE, Inc. (a)	42,480	2,039,040
CommVault Systems, Inc. (a)	47,370	2,799,093
Cornerstone OnDemand, Inc. (a)	41,240	2,079,733
Envestnet, Inc. (a)	20,570	1,011,838
Fair Isaac Corp. (a)	13,010	2,432,870
j2 Global, Inc.	58,990	4,092,726
New Relic, Inc. (a)	38,330	3,103,580
Paycom Software, Inc. (a)	7,520	920,824
Pegasystems, Inc.	39,350	1,882,111
Progress Software Corp.	102,820	3,649,082
SPS Commerce, Inc. (a)	18,840	1,552,039
Trade Desk, Inc. (The)-Class A (a)	26,410	3,065,145
Verint Systems, Inc. (a)	62,740	2,654,529

		37,297,666

Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp. (a)	49,650	1,145,922

		131,393,790

Company	Shares	U.S. $ Value
Industrials - 12.5%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	21,840	$2,230,301
Vectrus, Inc. (a)	45,750	987,285

		3,217,586

Air Freight & Logistics - 0.8%
Echo Global Logistics, Inc. (a)	97,370	1,979,532
Forward Air Corp.	20,910	1,146,914
Hub Group, Inc. - Class A (a)	58,840	2,181,199
XPO Logistics, Inc. (a)	29,157	1,663,115

		6,970,760

Airlines - 0.4%
Hawaiian Holdings, Inc.	85,870	2,267,827
SkyWest, Inc.	18,980	844,040

		3,111,867

Building Products - 1.3%
Builders FirstSource, Inc. (a)	275,030	3,000,577
Continental Building Products, Inc. (a)	105,580	2,687,011
NCI Building Systems, Inc. (a)	236,440	1,714,190
Patrick Industries, Inc. (a)	30,130	892,149
Trex Co., Inc. (a)	49,090	2,913,983

		11,207,910

Commercial Services & Supplies - 1.8%
ACCO Brands Corp.	303,140	2,055,289
Brady Corp. - Class A	24,190	1,051,297
Casella Waste Systems, Inc. - Class A (a)	54,490	1,552,420
Deluxe Corp.	39,650	1,524,146
Ennis, Inc.	55,600	1,070,300
Kimball International, Inc. - Class B	72,300	1,025,937
Quad/Graphics, Inc.	73,810	909,339
SP Plus Corp. (a)	46,320	1,368,293
Steelcase, Inc. - Class A	68,860	1,021,194
Tetra Tech, Inc.	61,520	3,184,891

		14,763,106

Construction & Engineering - 1.2%
Comfort Systems USA, Inc.	48,130	2,102,319
EMCOR Group, Inc.	50,190	2,995,841
MasTec, Inc. (a)	26,120	1,059,427
Quanta Services, Inc.	83,630	2,517,263
Tutor Perini Corp. (a)	94,230	1,504,853

		10,179,703

Electrical Equipment - 1.0%
Atkore International Group, Inc. (a)	164,930	3,272,211
EnerSys	25,000	1,940,250
Generac Holdings, Inc. (a)	69,010	3,429,797

		8,642,258

Company	Shares	U.S. $ Value
Machinery - 1.9%
Alamo Group, Inc.	12,480	$964,953
Barnes Group, Inc.	27,900	1,495,998
Global Brass & Copper Holdings, Inc.	78,290	1,968,993
Greenbrier Cos., Inc. (The)	39,720	1,570,529
Harsco Corp. (a)	108,030	2,145,476
Hyster-Yale Materials Handling, Inc.	26,040	1,613,438
Kadant, Inc.	15,670	1,276,478
Meritor, Inc. (a)	213,170	3,604,705
Wabash National Corp.	59,970	784,408

		15,424,978

Professional Services - 2.3%
ASGN, Inc. (a)	48,860	2,662,870
Barrett Business Services, Inc.	43,540	2,492,665
FTI Consulting, Inc. (a)	46,580	3,104,091
ICF International, Inc.	40,220	2,605,452
Insperity, Inc.	38,500	3,594,360
Kforce, Inc.	76,210	2,356,413
TrueBlue, Inc. (a)	111,040	2,470,640

		19,286,491

Road & Rail - 0.3%
ArcBest Corp.	60,530	2,073,758
Saia, Inc. (a)	13,950	778,689

		2,852,447

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	42,590	2,297,305
BMC Stock Holdings, Inc. (a)	161,850	2,505,438
GMS, Inc. (a)	90,420	1,343,641
Rush Enterprises, Inc. - Class A	57,130	1,969,842
Titan Machinery, Inc. (a)	107,300	1,410,995

		9,527,221

		105,184,327

Consumer Discretionary - 12.0%
Auto Components - 0.7%
Cooper-Standard Holdings, Inc. (a)	30,130	1,871,676
Stoneridge, Inc. (a)	57,930	1,427,974
Tower International, Inc.	102,240	2,433,312

		5,732,962

Automobiles - 0.3%
Thor Industries, Inc.	15,020	781,040
Winnebago Industries, Inc.	62,370	1,509,978

		2,291,018

Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. (a)	79,060	3,741,119
Grand Canyon Education, Inc. (a)	3,980	382,637
Hillenbrand, Inc.	111,770	4,239,436
K12, Inc. (a)	123,880	3,070,985

Company	Shares	U.S. $ Value
Strategic Education, Inc.	29,627	$3,360,294
Weight Watchers International, Inc. (a)	22,230	856,967

		15,651,438

Hotels, Restaurants & Leisure - 3.2%
Bloomin’ Brands, Inc.	150,390	2,690,477
Brinker International, Inc.	60,540	2,662,549
Churchill Downs, Inc.	6,500	1,585,610
Dave & Buster’s Entertainment, Inc.	48,868	2,177,558
Denny’s Corp. (a)	197,090	3,194,829
Hilton Grand Vacations, Inc. (a)	54,320	1,433,505
Penn National Gaming, Inc. (a)	140,619	2,647,856
Planet Fitness, Inc. (a)	49,683	2,664,002
Ruth’s Hospitality Group, Inc.	97,850	2,224,131
Texas Roadhouse, Inc. - Class A	41,740	2,491,878
Wingstop, Inc.	46,480	2,983,551

		26,755,946

Household Durables - 0.7%
Helen of Troy Ltd. (a)	30,270	3,970,819
TopBuild Corp. (a)	35,120	1,580,400

		5,551,219

Internet & Direct Marketing Retail - 1.1%
Etsy, Inc. (a)	77,750	3,698,567
Nutrisystem, Inc.	56,110	2,462,107
Stamps.com, Inc. (a)	21,143	3,290,697

		9,451,371

Leisure Products - 0.5%
MasterCraft Boat Holdings, Inc. (a)	111,665	2,088,136
Sturm Ruger & Co., Inc.	47,870	2,547,641

		4,635,777

Multiline Retail - 0.6%
Big Lots, Inc.	61,700	1,784,364
Dillard’s, Inc. - Class A	2,710	163,440
Ollie’s Bargain Outlet Holdings, Inc. (a)	41,530	2,762,160

		4,709,964

Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	70,380	1,360,445
Chico’s FAS, Inc.	104,500	587,290
Children’s Place, Inc. (The)	22,110	1,991,890
Citi Trends, Inc.	63,440	1,293,542
Five Below, Inc. (a)	23,620	2,416,798
RH (a)	5,676	680,098
Signet Jewelers Ltd.	71,640	2,276,003
Sleep Number Corp. (a)	62,730	1,990,423
Tailored Brands, Inc.	87,440	1,192,682
Williams-Sonoma, Inc.	16,710	843,019

		14,632,190

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	33,840	$4,329,828
Fossil Group, Inc. (a)	84,840	1,334,533
G-III Apparel Group Ltd. (a)	72,410	2,019,515
Vera Bradley, Inc. (a)	141,320	1,211,113
Wolverine World Wide, Inc.	64,970	2,071,893

		10,966,882

		100,378,767

Real Estate - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Armada Hoffler Properties, Inc.	138,538	1,947,844
CareTrust REIT, Inc.	92,740	1,711,980
Chesapeake Lodging Trust	55,160	1,343,146
CoreCivic, Inc.	134,070	2,390,468
CorEnergy Infrastructure Trust, Inc.	63,460	2,099,257
CoreSite Realty Corp.	26,520	2,313,340
Cousins Properties, Inc.	229,010	1,809,179
CubeSmart	95,070	2,727,558
First Industrial Realty Trust, Inc.	77,170	2,227,126
Getty Realty Corp.	47,570	1,399,034
InfraREIT, Inc.	122,480	2,574,530
Innovative Industrial Properties, Inc.	36,598	1,661,183
iStar, Inc.	235,370	2,158,343
MedEquities Realty Trust, Inc.	106,952	731,552
Monmouth Real Estate Investment Corp. - Class A	125,395	1,554,898
National Health Investors, Inc.	38,440	2,903,758
National Storage Affiliates Trust	72,530	1,919,144
Park Hotels & Resorts, Inc.	85,673	2,225,785
Pebblebrook Hotel Trust	60,310	1,707,376
PotlatchDeltic Corp.	40,663	1,286,577
RLJ Lodging Trust	181,868	2,982,635
Ryman Hospitality Properties, Inc.	52,480	3,499,891
Sabra Health Care REIT, Inc.	142,560	2,349,389
STAG Industrial, Inc.	128,600	3,199,568
Summit Hotel Properties, Inc.	141,660	1,378,352
Sun Communities, Inc.	14,130	1,437,162
Sunstone Hotel Investors, Inc.	171,000	2,224,710
Xenia Hotels & Resorts, Inc.	167,580	2,882,376

		58,646,161

Real Estate Management & Development - 0.8%
Marcus & Millichap, Inc. (a)	95,580	3,281,261
RE/MAX Holdings, Inc. - Class A	43,430	1,335,473
RMR Group, Inc. (The) - Class A	38,380	2,037,210

		6,653,944

		65,300,105

Energy - 4.7%
Energy Equipment & Services - 1.2%
Cactus, Inc. - Class A (a)	65,230	1,787,954
Mammoth Energy Services, Inc.	138,580	2,491,669
Matrix Service Co. (a)	125,900	2,258,646
ProPetro Holding Corp. (a)	111,850	1,377,992

Company	Shares	U.S. $ Value
RPC, Inc.	182,370	$1,799,992

		9,716,253

Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	37,690	3,127,893
CONSOL Energy, Inc. (a)	79,780	2,529,824
CVR Energy, Inc.	77,590	2,675,303
Delek US Holdings, Inc.	104,440	3,395,344
HollyFrontier Corp.	28,470	1,455,386
Matador Resources Co. (a)	101,930	1,582,973
Par Pacific Holdings, Inc. (a)	63,890	905,960
Peabody Energy Corp.	102,970	3,138,526
Penn Virginia Corp. (a)	23,010	1,243,921
QEP Resources, Inc. (a)	184,720	1,039,974
Renewable Energy Group, Inc. (a)	88,850	2,283,445
REX American Resources Corp. (a)	25,250	1,719,777
SM Energy Co.	91,760	1,420,445
SRC Energy, Inc. (a)	362,730	1,704,831
Texas Pacific Land Trust	1,380	747,449
W&T Offshore, Inc. (a)	193,180	795,902

		29,766,953

		39,483,206

Utilities - 4.0%
Electric Utilities - 2.0%
ALLETE, Inc.	48,420	3,690,572
Otter Tail Corp.	48,110	2,388,180
PNM Resources, Inc.	108,730	4,467,716
Portland General Electric Co.	98,230	4,503,846
Spark Energy, Inc.	221,782	1,647,840

		16,698,154

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	19,770	1,607,301
New Jersey Resources Corp.	58,110	2,653,884
ONE Gas, Inc.	25,190	2,005,124
Southwest Gas Holdings, Inc.	32,637	2,496,730

		8,763,039

Independent Power and Renewable Electricity Producers - 0.5%
Ormat Technologies, Inc.	40,610	2,123,903
Vistra Energy Corp. (a)	76,824	1,758,502

		3,882,405

Multi-Utilities - 0.5%
Avista Corp.	70,981	3,015,273
NorthWestern Corp.	19,030	1,131,143

		4,146,416

		33,490,014

Consumer Staples - 3.7%
Beverages - 0.5%
Boston Beer Co., Inc. (The) - Class A (a)	11,700	2,817,828

Company	Shares	U.S. $ Value
National Beverage Corp.	25,080	$1,799,992

		4,617,820

Food & Staples Retailing - 0.7%
SpartanNash Co.	50,800	872,744
US Foods Holding Corp. (a)	108,470	3,431,991
Village Super Market, Inc.-Class A	69,150	1,849,071

		6,153,806

Food Products - 1.7%
Cal-Maine Foods, Inc.	84,770	3,585,771
Fresh Del Monte Produce, Inc.	92,430	2,612,996
John B Sanfilippo & Son, Inc.	32,900	1,831,214
Nomad Foods Ltd. (a)	195,960	3,276,451
Sanderson Farms, Inc.	26,900	2,670,901

		13,977,333

Household Products - 0.2%
Central Garden & Pet Co.-Class A (a)	59,880	1,871,250

Personal Products - 0.6%
Medifast, Inc.	18,060	2,257,861
USANA Health Sciences, Inc. (a)	20,680	2,434,656

		4,692,517

		31,312,726

Materials - 3.7%
Chemicals - 1.3%
Huntsman Corp.	38,310	739,000
Ingevity Corp. (a)	33,400	2,795,246
Kronos Worldwide, Inc.	81,810	942,451
Orion Engineered Carbons SA	112,110	2,834,141
Stepan Co.	10,920	808,080
Trinseo SA	59,800	2,737,644

		10,856,562

Construction Materials - 0.1%
Summit Materials, Inc.-Class A (a)	37,530	465,372

Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	163,950	1,744,428
Sealed Air Corp.	72,210	2,515,796

		4,260,224

Metals & Mining - 1.1%
Cleveland-Cliffs, Inc. (a)	295,510	2,272,472
Commercial Metals Co.	121,270	1,942,746
Schnitzer Steel Industries, Inc.-Class A	99,487	2,143,945
Warrior Met Coal, Inc.	137,630	3,318,259

		9,677,422

Paper & Forest Products - 0.7%
Boise Cascade Co.	35,970	857,885
Louisiana-Pacific Corp.	119,160	2,647,735

Company	Shares	U.S. $ Value
Verso Corp. (a)	99,680	$2,232,832

		5,738,452

		30,998,032

Communication Services - 1.9%
Diversified Telecommunication Services - 0.3%
Vonage Holdings Corp. (a)	296,680	2,590,017

Entertainment - 0.3%
MSG Networks, Inc. (a)	101,090	2,381,680

Interactive Media & Services - 0.2%
Care.com, Inc. (a)	84,030	1,622,619

Media - 0.6%
Entravision Communications Corp.-Class A	565,020	1,644,208
Nexstar Media Group, Inc.-Class A	43,760	3,441,287

		5,085,495

Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	66,840	1,374,899
Shenandoah Telecommunications Co.	19,800	876,150
Telephone & Data Systems, Inc.	50,917	1,656,839

		3,907,888

		15,587,699

Total Common Stocks (cost $878,946,417)		826,290,773

INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0%
iShares Russell 2000 ETF (b) (cost $8,580,881)	59,250	7,933,575

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (b)(c)(d) (cost $1,058,721)	1,058,721	1,058,721

Total Investments - 99.7% (cost $888,586,019) (e)		835,283,069
Other assets less liabilities - 0.3%		2,808,602

Net Assets - 100.0%		$838,091,671

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)	Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 E Mini Futures	238	March 2019	USD12	$17,328,699	$16,053,100	$(1,275,599)

(a)	Non-income producing security.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $60,590,195 and gross unrealized depreciation of investments was $(115,168,744), resulting in net unrealized depreciation of $(54,578,549).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust

Bernstein Fund, Inc. - Small Cap Core Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$826,290,773	$–	$–	$826,290,773
Investment Companies	7,933,575	–	–	7,933,575
Short-Term Investments	1,058,721	–	–	1,058,721

Total Investments in Securities	835,283,069	–	–	835,283,069
Other Financial Instruments(b):
Assets	–	–	–	–
Liabilities:
Futures	(1,275,599)	–	–	(1,275,599)

Total	$834,007,470	$–	$–	$834,007,470

(a)	See Fund of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/2018 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,289	$32,718	$36,948	$1,059	$18

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2019